FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS, Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Financial instruments measured at fair value [Abstract]
Transfers out of Level 1 to Level 2	$ 0	$ 0
Transfers out of Level 2 to Level 1	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	$ 0
Quoted Price [Member] | USDC [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	3		$ 35
Quoted Price [Member] | Cryptocurrency-Settled Receivables [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	1,002		1,892
Quoted Price [Member] | Cryptocurrency-Settled Payables [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	9,824		5,636
Net Asset Value [Member] | Investment A, B, D and E in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	24,921		23,375
Net Asset Value [Member] | Investment G in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	1,000		1,000
Recent Transaction Price [Member] | Investment F, I and J in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	2,849
Recent Transaction Price [Member] | Investment F in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value			400
Recent Transaction Price [Member] | Investment H in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	3,000		3,000
Market Calibration Method [Member] | Investment C in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	9,969		10,000
Option Pricing Model [Member] | Derivative Liabilities [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	25,336
Level 1 [Member] | Quoted Price [Member] | USDC [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	3		35
Level 1 [Member] | Quoted Price [Member] | Cryptocurrency-Settled Receivables [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	1,002		1,892
Level 1 [Member] | Quoted Price [Member] | Cryptocurrency-Settled Payables [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	9,824		5,636
Level 1 [Member] | Net Asset Value [Member] | Investment A, B, D and E in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0		0
Level 1 [Member] | Net Asset Value [Member] | Investment G in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0		0
Level 1 [Member] | Recent Transaction Price [Member] | Investment F, I and J in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 1 [Member] | Recent Transaction Price [Member] | Investment F in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value			0
Level 1 [Member] | Recent Transaction Price [Member] | Investment H in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0		0
Level 1 [Member] | Market Calibration Method [Member] | Investment C in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0		0
Level 1 [Member] | Option Pricing Model [Member] | Derivative Liabilities [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 2 [Member] | Quoted Price [Member] | USDC [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0		0
Level 2 [Member] | Quoted Price [Member] | Cryptocurrency-Settled Receivables [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0		0
Level 2 [Member] | Quoted Price [Member] | Cryptocurrency-Settled Payables [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0		0
Level 2 [Member] | Net Asset Value [Member] | Investment A, B, D and E in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0		0
Level 2 [Member] | Net Asset Value [Member] | Investment G in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0		0
Level 2 [Member] | Recent Transaction Price [Member] | Investment F, I and J in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 2 [Member] | Recent Transaction Price [Member] | Investment F in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value			0
Level 2 [Member] | Recent Transaction Price [Member] | Investment H in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0		0
Level 2 [Member] | Market Calibration Method [Member] | Investment C in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0		0
Level 2 [Member] | Option Pricing Model [Member] | Derivative Liabilities [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 3 [Member] | Quoted Price [Member] | USDC [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0		0
Level 3 [Member] | Quoted Price [Member] | Cryptocurrency-Settled Receivables [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0		0
Level 3 [Member] | Quoted Price [Member] | Cryptocurrency-Settled Payables [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0		0
Level 3 [Member] | Net Asset Value [Member] | Investment A, B, D and E in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	24,921		23,375
Level 3 [Member] | Net Asset Value [Member] | Investment G in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	1,000		1,000
Level 3 [Member] | Recent Transaction Price [Member] | Investment F, I and J in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	2,849
Level 3 [Member] | Recent Transaction Price [Member] | Investment F in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value			400
Level 3 [Member] | Recent Transaction Price [Member] | Investment H in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	3,000		3,000
Level 3 [Member] | Market Calibration Method [Member] | Investment C in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	9,969		$ 10,000
Level 3 [Member] | Option Pricing Model [Member] | Derivative Liabilities [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	$ 25,336